Quarterly Report
December 31, 2021
MFS®  Total Return Fund
MTR-Q1

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 60.0%
Aerospace & Defense – 2.6%
Honeywell International, Inc.	401,921	$83,804,548
Howmet Aerospace, Inc.	962,268	30,628,991
L3Harris Technologies, Inc.	243,866	52,001,986
Lockheed Martin Corp.	57,132	20,305,284
Northrop Grumman Corp.	98,491	38,122,911
		$224,863,720
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	126,881	$31,843,324
Diageo PLC	566,717	30,959,341
		$62,802,665
Automotive – 1.3%
Aptiv PLC (a)	92,275	$15,220,761
Lear Corp.	269,423	49,290,938
LKQ Corp.	826,220	49,597,987
		$114,109,686
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc. (a)	139,820	$30,704,472
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	683,847	$15,660,096
Omnicom Group, Inc.	106,318	7,789,920
		$23,450,016
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	247,977	$32,336,201
Charles Schwab Corp.	1,816,682	152,782,956
Invesco Ltd.	1,448,741	33,350,018
NASDAQ, Inc.	173,936	36,528,299
		$254,997,474
Business Services – 2.3%
Accenture PLC, “A”	146,571	$60,761,008
Amdocs Ltd.	423,330	31,682,017
Cognizant Technology Solutions Corp., “A”	351,510	31,185,967
Fidelity National Information Services, Inc.	387,176	42,260,261
Fiserv, Inc. (a)	373,561	38,771,896
		$204,661,149
Cable TV – 1.7%
Comcast Corp., “A”	2,945,819	$148,263,070
Chemicals – 0.7%
PPG Industries, Inc.	361,953	$62,415,175
Computer Software – 2.8%
Microsoft Corp.	649,962	$218,595,220
Oracle Corp.	287,189	25,045,753
		$243,640,973
Construction – 2.0%
Masco Corp.	1,194,753	$83,895,556
Otis Worldwide Corp.	102,930	8,962,115
Stanley Black & Decker, Inc.	259,649	48,974,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	157,082	$32,607,082
		$174,439,747
Consumer Products – 0.7%
Colgate-Palmolive Co.	381,799	$32,582,727
Kimberly-Clark Corp.	186,600	26,668,872
		$59,251,599
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,789	$16,288,372
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,483,127	$120,593,057
TE Connectivity Ltd.	67,448	10,882,060
		$131,475,117
Electronics – 3.0%
Applied Materials, Inc.	335,307	$52,763,910
Intel Corp.	1,156,555	59,562,582
NXP Semiconductors N.V.	195,710	44,578,824
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	379,282	45,631,417
Texas Instruments, Inc.	341,934	64,444,301
		$266,981,034
Energy - Independent – 1.6%
ConocoPhillips	779,725	$56,280,550
Hess Corp.	525,569	38,907,873
Pioneer Natural Resources Co.	244,994	44,559,509
		$139,747,932
Food & Beverages – 2.0%
Archer Daniels Midland Co.	502,032	$33,932,343
Danone S.A.	376,233	23,383,150
General Mills, Inc.	408,753	27,541,777
J.M. Smucker Co.	116,512	15,824,660
Mondelez International, Inc.	337,160	22,357,079
Nestle S.A.	197,061	27,560,858
PepsiCo, Inc.	159,521	27,710,393
		$178,310,260
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	380,095	$54,995,946
Health Maintenance Organizations – 1.4%
Cigna Corp.	553,398	$127,076,783
Insurance – 3.3%
Aon PLC	290,723	$87,379,705
Chubb Ltd.	442,883	85,613,713
Travelers Cos., Inc.	301,688	47,193,054
Willis Towers Watson PLC	284,931	67,668,263
		$287,854,735
Internet – 0.5%
Alphabet, Inc., “A” (a)	16,273	$47,143,532
Leisure & Toys – 0.3%
Electronic Arts, Inc.	193,621	$25,538,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.8%
Eaton Corp. PLC	768,176	$132,756,176
Ingersoll Rand, Inc.	991,021	61,314,469
PACCAR, Inc.	326,179	28,788,559
Regal Rexnord Corp.	144,018	24,508,983
		$247,368,187
Major Banks – 6.8%
Bank of America Corp.	3,003,465	$133,624,158
Goldman Sachs Group, Inc.	505,988	193,565,709
JPMorgan Chase & Co.	918,152	145,389,369
Morgan Stanley	619,781	60,837,703
PNC Financial Services Group, Inc.	303,877	60,933,416
		$594,350,355
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	93,976	$29,104,367
McKesson Corp.	247,726	61,577,252
Quest Diagnostics, Inc.	365,541	63,242,248
		$153,923,867
Medical Equipment – 2.6%
Becton, Dickinson and Co.	101,508	$25,527,232
Danaher Corp.	247,810	81,531,968
Medtronic PLC	707,659	73,207,323
Thermo Fisher Scientific, Inc.	73,490	49,035,468
		$229,301,991
Metals & Mining – 0.2%
Rio Tinto PLC	216,577	$14,340,790
Other Banks & Diversified Financials – 2.3%
Northern Trust Corp.	294,289	$35,199,907
Truist Financial Corp.	2,051,268	120,101,742
U.S. Bancorp	793,872	44,591,790
		$199,893,439
Pharmaceuticals – 3.7%
Bayer AG	220,548	$11,801,413
Johnson & Johnson	862,558	147,557,797
Merck & Co., Inc.	1,369,763	104,978,637
Organon & Co.	601,289	18,309,250
Roche Holding AG	108,621	45,027,246
		$327,674,343
Railroad & Shipping – 1.1%
Union Pacific Corp.	397,313	$100,095,064
Real Estate – 0.3%
STORE Capital Corp., REIT	821,867	$28,272,225
Restaurants – 0.2%
Wendy's Co.	894,459	$21,332,847
Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	1,185,849	$39,275,319
DuPont de Nemours, Inc.	582,296	47,037,871
		$86,313,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.7%
Home Depot, Inc.	141,229	$58,611,447
Telecommunications - Wireless – 0.5%
T-Mobile US, Inc. (a)	399,272	$46,307,567
Tobacco – 1.0%
Philip Morris International, Inc.	892,731	$84,809,445
Utilities - Electric Power – 2.4%
Duke Energy Corp.	638,095	$66,936,165
Exelon Corp.	712,502	41,154,116
PG&E Corp. (a)	2,794,380	33,923,773
Pinnacle West Capital Corp.	177,578	12,535,231
Southern Co.	816,200	55,974,996
		$210,524,281
Total Common Stocks		$5,282,131,105
Bonds – 38.1%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$3,253,308
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,837,000	1,942,758
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	5,480,859
		$10,676,925
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,500,000	$2,719,590
Asset-Backed & Securitized – 5.2%
Acres PLC, 2021-FL2, “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)	$6,082,500	$6,082,530
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.673% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,806,736
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,607,744
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.309% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	6,771,500	6,739,762
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.71% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,941,469
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,794,664
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,139,653
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	5,815,000	5,837,844
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	8,326,011	8,319,960
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,541,445	1,715,775
BDS Ltd., 2019-FL4, “A”, FLR, 1.209% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,449,516	5,446,993
BPCRE Holder LLC, FLR, 0.958% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	2,077,372	2,074,998
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	17,122,500	17,060,671
BSPRT Issuer Ltd., 2021-FL7, “B”, FLR, 2.15% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,794,000
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	4,219,727	4,142,939
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,763,948
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	7,029,949
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.844%, 11/07/2030 (n)	11,264,069	11,254,303
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,215,395
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,336,676
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,249,213
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,722,978
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,579,029
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,832,471
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.344% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	7,976,133	7,976,013
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.024% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,269,276	8,268,490
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.143% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,657,254
Exeter Automobile Receivables Trust, 2020-1A, “B”, 2.26%, 4/15/2024 (n)	272,885	273,074
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	265,230	265,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	$291,622	$312,706
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,314,372
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	7,023,299
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,950,656
Ladder Capital Commercial Mortgage Securities LLC, “B”, FLR, 2.01% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	8,231,500
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	16,894,645
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 0.922% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,784,277	4,789,654
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	17,481,498
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	5,349,000	5,367,799
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.779% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,673,852
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,536,714
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,204,355
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 1.473% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	5,618,950	5,611,780
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 1.284% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,726,752
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.481% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,434,722
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.878% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	16,650,215
PFP III Ltd., 2021-7, “AS”, FLR, 1.259% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	12,465,115
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.102% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	9,980,165	9,924,026
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 1.902% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	3,695,000	3,690,432
Residential Funding Mortgage Securities, Inc., FGIC, 4.481%, 12/25/2035	143,572	143,332
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	5,032,784
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.309% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,666,077
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	9,949,446
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	32,690,814
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	7,465,644	7,819,305
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	8,066,242
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	265,705	265,815
Voya CLO Ltd., 2012-4A, “A2R3”, FLR, 1.574% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,424,829
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,800,235
		$458,073,119
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$2,985,000	$4,265,231
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,063,000	3,138,959
Hyundai Capital America, 3%, 2/10/2027 (n)	6,244,000	6,460,827
Lear Corp., 3.8%, 9/15/2027	2,762,000	3,010,674
Lear Corp., 4.25%, 5/15/2029	2,537,000	2,794,490
Magna International, Inc., 2.45%, 6/15/2030	7,173,000	7,278,011
Stellantis N.V., 2.691%, 9/15/2031 (n)	8,569,000	8,426,457
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,752,000	13,416,360
		$48,791,009
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$11,311,000	$12,387,735
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$3,038,000	$3,418,034
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,958,000	6,913,539
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	2,066,000	1,977,546
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	7,626,056
		$19,935,175
Building – 0.2%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,501,000	$2,689,742
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	730,000	736,458
Masco Corp., 2%, 2/15/2031	13,605,000	13,038,047
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,345,806
		$17,810,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.8%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$9,311,439
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,787,312
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,705,000	5,223,403
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,480,930
Global Payments, Inc., 1.2%, 3/01/2026	7,558,000	7,336,266
IHS Markit Ltd., 3.625%, 5/01/2024	1,115,000	1,169,356
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	1,803,000	1,963,016
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,470,000	5,911,265
IHS Markit Ltd., 4.25%, 5/01/2029	2,742,000	3,119,025
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	7,167,000	7,185,298
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	6,143,000	6,349,187
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	2,112,440
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,561,048
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,035,000	7,843,747
Western Union Co., 2.85%, 1/10/2025	1,860,000	1,924,932
		$73,278,664
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$5,356,892
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,413,000	4,408,727
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	6,632,816
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,659,112
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	4,060,171
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	9,541,279
		$31,658,997
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$5,104,000	$5,089,817
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$5,400,000	$6,082,146
Conglomerates – 0.4%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$10,999,837
Roper Technologies, Inc., 4.2%, 9/15/2028	2,435,000	2,733,510
Roper Technologies, Inc., 2.95%, 9/15/2029	1,537,000	1,589,707
Roper Technologies, Inc., 2%, 6/30/2030	4,923,000	4,732,866
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	1,021,738
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,729,859
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	7,642,106
		$31,449,623
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$5,367,921
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,742,000	$2,768,981
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030	$4,537,000	$5,031,788
Broadcom, Inc., 4.3%, 11/15/2032	5,034,000	5,657,088
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,962,000	4,146,905
Broadcom, Inc., 3.187%, 11/15/2036 (n)	8,696,000	8,680,853
Intel Corp., 4.75%, 3/25/2050	3,495,000	4,654,232
		$28,170,866
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,158,000	$1,327,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,634,000	$1,803,159
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	13,350,183
		$15,153,342
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,162,359
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	13,698,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	8,144,979
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,407,740
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	7,146,559
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	5,699,270
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,205,773
		$40,465,093
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$15,442,752
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,808,192
Constellation Brands, Inc., 3.5%, 5/09/2027	9,041,000	9,715,328
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	8,546,793
General Mills, Inc., 4%, 4/17/2025	6,879,000	7,386,326
General Mills, Inc., 2.875%, 4/15/2030	1,416,000	1,477,766
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,157,000	1,223,160
		$46,600,317
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$5,691,893
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,905,000	2,925,252
Marriott International, Inc., 4%, 4/15/2028	5,953,000	6,423,935
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	7,555,133
Marriott International, Inc., 2.85%, 4/15/2031	23,000	22,930
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	5,092,717
		$27,711,860
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$8,910,000	$9,627,177
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$1,189,000	$1,318,354
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 3.75%, 7/10/2025	$6,297,000	$6,737,912
Aon Corp., 3.75%, 5/02/2029	13,224,000	14,496,265
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	1,075,384
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	1,216,000	1,330,966
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	3,388,114
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,598,000	3,239,669
		$30,268,310
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,306,201
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,288,000	$5,581,244
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,459,621
		$7,040,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 2.3%
Bank of America Corp., 3.004%, 12/20/2023	$1,671,000	$1,705,539
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	4,937,000	5,193,702
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	8,855,563
Bank of America Corp., 2.572%, 10/20/2032	11,722,000	11,778,314
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	10,104,000	10,175,576
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,889,350
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	4,933,000	5,019,582
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR + 1.219%) to 11/16/2027	2,877,000	2,875,719
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	19,575,000	19,902,799
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032	10,568,000	10,405,210
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,604,000	3,604,000
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,426,000	1,417,087
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	14,911,000	16,141,647
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	3,414,000	3,507,828
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	1,814,000	1,878,168
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR + 1.18%) to 11/08/2032	17,652,000	17,751,238
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	9,236,000	9,565,257
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,340,000	3,869,360
Morgan Stanley, 3.875%, 4/29/2024	5,957,000	6,314,960
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,909,842
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	19,340,000	19,786,453
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,649,819
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,859,762
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,315,000	1,374,917
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	20,189,246
		$201,620,938
Medical & Health Technology & Services – 0.5%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$952,642
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,513,000	5,025,230
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	6,794,619
Cigna Corp., 3.2%, 3/15/2040	1,780,000	1,843,950
HCA, Inc., 4.125%, 6/15/2029	6,805,000	7,488,061
HCA, Inc., 5.125%, 6/15/2039	6,696,000	8,246,319
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	4,836,000	5,885,464
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	556,459
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	4,482,634
		$41,275,378
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$7,432,000	$7,983,883
Boston Scientific Corp., 2.65%, 6/01/2030	5,104,000	5,203,069
		$13,186,952
Metals & Mining – 0.4%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$4,259,000	$5,046,265
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	14,551,509
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,865,383
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	5,272,095
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	2,265,592
		$31,000,844
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$6,261,977
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	3,139,404
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,536,000	2,842,836
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,971,000	7,812,538
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,207,000	5,477,323
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	8,396,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP, 3.8%, 9/15/2030	$6,093,000	$6,362,571
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	6,594,000	7,406,220
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,878,158
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,838,079
		$52,415,314
Mortgage-Backed – 10.5%
Fannie Mae, 2.73%, 4/01/2023	$580,956	$590,426
Fannie Mae, 2.41%, 5/01/2023	881,339	894,247
Fannie Mae, 2.55%, 5/01/2023	827,659	840,836
Fannie Mae, 2.62%, 5/01/2023	578,291	587,866
Fannie Mae, 5.25%, 8/01/2024	891,588	948,726
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	5,539,138	6,232,616
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,049,122
Fannie Mae, 4.54%, 7/01/2026	907,510	1,016,767
Fannie Mae, 2.568%, 12/25/2026	3,817,046	3,998,945
Fannie Mae, 3.95%, 1/01/2027	874,882	966,289
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	10,492,817	10,083,703
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,703,657	1,917,042
Fannie Mae, 2.5%, 11/01/2031	210,683	218,836
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	8,082,889	9,063,916
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	14,319,052	15,790,847
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	4,387,490	4,922,456
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	36,966,004	39,778,971
Fannie Mae, 3.25%, 5/25/2040	322,783	341,950
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	32,221,914	34,386,444
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,139,869	1,150,214
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 12/01/2051	17,062,641	17,574,982
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	1,488,878	1,490,719
Fannie Mae, UMBS, 3%, 12/01/2051	8,733,572	9,127,433
Freddie Mac, 2.791%, 1/25/2022	69,593	69,573
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,764,030
Freddie Mac, 3.111%, 2/25/2023	5,163,306	5,274,760
Freddie Mac, 3.32%, 2/25/2023	1,965,944	2,014,829
Freddie Mac, 3.25%, 4/25/2023	5,983,186	6,138,592
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,149,299
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,672,734
Freddie Mac, 0.893%, 4/25/2024 (i)	8,929,716	153,018
Freddie Mac, 0.506%, 7/25/2024 (i)	40,823,000	516,358
Freddie Mac, 0.603%, 7/25/2024 (i)	13,585,191	143,797
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	2,449,907	2,520,456
Freddie Mac, 0.316%, 8/25/2024 (i)	44,106,000	428,971
Freddie Mac, 0.384%, 8/25/2024 (i)	73,303,231	664,076
Freddie Mac, 3.064%, 8/25/2024	2,271,267	2,369,183
Freddie Mac, 0.348%, 10/25/2024 (i)	54,689,822	439,094
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,158,577
Freddie Mac, 0.274%, 11/25/2024 (i)	44,690,000	357,404
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,830,085
Freddie Mac, 3.329%, 5/25/2025	4,623,000	4,915,202
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,344,923
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,171,806
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	21,710,555	23,255,070
Freddie Mac, 0.635%, 6/25/2027 (i)	39,273,000	1,370,628
Freddie Mac, 0.749%, 6/25/2027 (i)	12,647,020	456,805
Freddie Mac, 0.576%, 7/25/2027 (i)	33,895,002	984,951
Freddie Mac, 0.328%, 8/25/2027 (i)	27,934,000	548,817
Freddie Mac, 0.429%, 8/25/2027 (i)	17,864,593	400,733
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	517,071
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	599,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.288%, 11/25/2027 - 12/25/2027 (i)	$66,517,511	$1,111,845
Freddie Mac, 0.325%, 11/25/2027 (i)	30,045,889	546,919
Freddie Mac, 0.242%, 12/25/2027 (i)	29,308,000	459,133
Freddie Mac, 0.368%, 12/25/2027 (i)	51,679,984	1,046,055
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,941,723
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,636,929
Freddie Mac, 3.926%, 7/25/2028	160,692	182,818
Freddie Mac, 1.089%, 7/25/2029 (i)	856,833	62,954
Freddie Mac, 1.143%, 8/25/2029 (i)	13,393,515	1,032,408
Freddie Mac, 1.798%, 4/25/2030 (i)	2,500,000	339,794
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	1,103,694
Freddie Mac, 1.662%, 5/25/2030 (i)	4,048,749	515,885
Freddie Mac, 1.796%, 5/25/2030 (i)	8,995,049	1,232,349
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	382,838
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	417,099
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	204,908
Freddie Mac, 1.081%, 11/25/2030 (i)	4,320,889	379,754
Freddie Mac, 0.33%, 1/25/2031 (i)	17,122,356	442,301
Freddie Mac, 0.781%, 1/25/2031 (i)	6,541,106	428,770
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	369,543
Freddie Mac, 0.529%, 3/25/2031 (i)	13,939,412	590,066
Freddie Mac, 0.74%, 3/25/2031 (i)	5,934,811	374,493
Freddie Mac, 1.224%, 5/25/2031 (i)	2,518,959	261,971
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	330,530
Freddie Mac, 0.508%, 8/25/2031 (i)	5,127,130	227,081
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	822,474
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	383,119
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	818,688
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,994,465
Freddie Mac, 0.299%, 11/25/2032 (i)	25,014,862	659,975
Freddie Mac, 3%, 2/15/2033 - 2/25/2059	30,366,367	30,754,177
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,761,015	2,009,061
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,923,757	3,295,181
Freddie Mac, 5.5%, 12/01/2033 - 2/15/2036	1,902,916	1,963,832
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	853,664	945,911
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	16,329,306	17,379,785
Freddie Mac, UMBS, 5%, 7/01/2035 - 10/01/2035	347,980	393,766
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	118,324	130,715
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 12/01/2051	8,792,019	9,048,744
Freddie Mac, UMBS, 3%, 7/01/2050	262,101	275,950
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,725,315	1,989,271
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,334,724	1,525,315
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	5,457,140	5,956,587
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	454,500	520,356
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,671,169	3,981,172
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	9,793,131	10,468,777
Ginnie Mae, 3%, 4/20/2045 - 11/20/2051	29,832,500	31,047,394
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	28,987,321	29,721,696
Ginnie Mae, 0.585%, 2/16/2059 (i)	7,708,857	324,649
Ginnie Mae, TBA, 3%, 7/20/2049	4,650,000	4,811,135
Ginnie Mae, TBA, 4%, 1/20/2052	5,050,000	5,317,820
Ginnie Mae, TBA, 2%, 1/21/2052	10,800,000	10,897,505
Ginnie Mae, TBA, 2.5%, 1/21/2052	4,025,000	4,121,847
Ginnie Mae, TBA, 3.5%, 1/21/2052	23,719,718	24,698,054
UMBS, TBA, 2%, 1/16/2036 - 7/25/2051	240,675,000	240,935,418
UMBS, TBA, 2.5%, 1/18/2037 - 7/25/2051	135,700,000	138,795,927
UMBS, TBA, 1.5%, 1/19/2037	19,125,000	19,176,179
UMBS, TBA, 3%, 1/19/2037 - 1/13/2052	52,100,000	54,025,452
UMBS, TBA, 4%, 1/14/2052	1,050,000	1,116,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 3.5%, 1/25/2052	$4,975,000	$5,237,303
		$923,370,417
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$10,683,072
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,360,568
State of Florida, “A”, 2.154%, 7/01/2030	4,514,000	4,503,344
		$24,546,984
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$4,669,000	$4,838,556
NiSource, Inc., 5.65%, 2/01/2045	2,282,000	3,081,549
		$7,920,105
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$8,912,895
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	855,291
		$9,768,186
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$6,964,249
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	5,261,522
Verizon Communications, Inc., 2.1%, 3/22/2028	878,000	879,672
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,610,788
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	4,240,462
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	5,644,403
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	7,560,284
		$34,161,380
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,338,000	$3,928,189
Phillips 66 Co., 2.15%, 12/15/2030	11,084,000	10,666,900
Valero Energy Corp., 3.65%, 12/01/2051	1,939,000	1,926,559
Valero Energy, Corp., 6.625%, 6/15/2037	6,797,000	9,156,655
		$25,678,303
Other Banks & Diversified Financials – 0.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$4,895,597
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	9,244,000	9,383,918
		$14,279,515
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$3,824,000	$4,235,110
Republic Services, Inc., 1.45%, 2/15/2031	3,244,000	3,016,581
		$7,251,691
Real Estate - Office – 0.0%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$4,222,000	$4,190,430
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$628,140
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	5,860,745
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,870,000	2,010,741
		$8,499,626
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$7,026,626
Best Buy Co., Inc., 4.45%, 10/01/2028	6,509,000	7,341,115
Home Depot, Inc., 5.95%, 4/01/2041	1,440,000	2,066,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3.9%, 6/15/2047	$3,505,000	$4,094,782
		$20,528,657
Specialty Stores – 0.0%
TJX Cos., Inc., 3.875%, 4/15/2030	$1,474,000	$1,653,057
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$2,827,000	$2,906,686
American Tower Corp., REIT, 3.6%, 1/15/2028	3,431,000	3,696,207
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,228,000	5,232,285
Crown Castle International Corp., 1.35%, 7/15/2025	2,267,000	2,236,314
Crown Castle International Corp., 3.65%, 9/01/2027	7,941,000	8,530,750
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	6,146,225
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	8,453,823
		$37,202,290
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$7,721,115
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$22,874	$23,307
Small Business Administration, 4.77%, 4/01/2024	108,617	111,687
Small Business Administration, 5.18%, 5/01/2024	139,697	145,197
Small Business Administration, 5.52%, 6/01/2024	73,437	76,085
Small Business Administration, 4.99%, 9/01/2024	191,028	195,840
Small Business Administration, 4.95%, 3/01/2025	177,849	182,503
		$734,619
U.S. Treasury Obligations – 10.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$6,448,291
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	13,669,922
U.S. Treasury Bonds, 1.75%, 8/15/2041	24,770,000	24,015,289
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	64,453,225
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,842,847
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	258,286
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	16,733,879
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	27,464,746
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	166,754,671
U.S. Treasury Notes, 0.125%, 12/31/2022	76,000,000	75,765,454
U.S. Treasury Notes, 0.375%, 10/31/2023	39,502,400	39,269,397
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	231,500,000	234,140,547
U.S. Treasury Notes, 0.375%, 11/30/2025	208,000,000	201,719,376
U.S. Treasury Notes, 1.25%, 8/15/2031	5,090,400	4,976,661
U.S. Treasury Notes, 1.875%, 11/15/2051	1,161,500	1,152,244
		$882,664,835
Utilities - Electric Power – 0.6%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$1,738,000	$1,754,144
Duke Energy Corp., 2.65%, 9/01/2026	1,449,000	1,500,156
Duke Energy Progress LLC, 3.45%, 3/15/2029	6,550,000	7,068,183
Enel Finance International N.V., 2.65%, 9/10/2024	2,783,000	2,865,875
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,690,819
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	5,329,710
Exelon Corp., 4.05%, 4/15/2030	6,154,000	6,837,473
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	3,409,420
Georgia Power Co., 3.7%, 1/30/2050	482,000	512,449
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,490,640
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,997,642
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,162,000	5,092,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 2.1%, 8/01/2027	$1,561,000	$1,507,056
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	4,534,683
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,784,748
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	3,349,904
		$56,725,667
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,317,000	$4,173,576
Total Bonds		$3,354,649,330
Convertible Preferred Stocks – 0.8%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$22,458,980
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	214,080	$24,546,413
Danaher Corp., 4.75%	3,976	8,723,344
		$33,269,757
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	16,855	$17,614,318
Total Convertible Preferred Stocks		$73,343,055
Preferred Stocks – 0.4%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	347,869	$20,835,561
Consumer Products – 0.2%
Henkel AG & Co. KGaA	218,556	$17,701,482
Total Preferred Stocks		$38,537,043
Investment Companies (h) – 6.3%
Money Market Funds – 6.3%
MFS Institutional Money Market Portfolio, 0.07% (v)	553,037,383	$553,037,383

Other Assets, Less Liabilities – (5.6)%		(494,977,848)
Net Assets – 100.0%		$8,806,720,068
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $553,037,383 and $8,748,660,533, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $545,866,708, representing 6.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Acres PLC, 2021-FL2, “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/21	$6,082,500	$6,082,530
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 1.102% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/21	9,980,165	9,924,026
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 1.902% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/21	3,695,000	3,690,432
Total Restricted Securities			$19,696,988
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 12/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	269	$53,026,625	March – 2022	$829,130
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	144	$18,787,500	March – 2022	$(208,648)
U.S. Treasury Ultra Note 10 yr	Short	USD	487	71,315,063	March – 2022	(1,070,426)
						$(1,279,074)
At December 31, 2021, the fund had liquid securities with an aggregate value of $876,892 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,110,051,260	$17,614,318	$—	$5,127,665,578
Switzerland	27,560,858	45,027,246	—	72,588,104
Taiwan	45,631,417	—	—	45,631,417
United Kingdom	45,300,131	—	—	45,300,131
Germany	29,502,895	—	—	29,502,895
Ireland	29,104,367	—	—	29,104,367
France	23,383,150	—	—	23,383,150
South Korea	20,835,561	—	—	20,835,561
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	883,399,454	—	883,399,454
Non - U.S. Sovereign Debt	—	10,306,201	—	10,306,201
Municipal Bonds	—	24,546,984	—	24,546,984
U.S. Corporate Bonds	—	785,212,018	—	785,212,018
Residential Mortgage-Backed Securities	—	923,826,455	—	923,826,455
Commercial Mortgage-Backed Securities	—	209,304,248	—	209,304,248
Asset-Backed Securities (including CDOs)	—	248,312,833	—	248,312,833
Foreign Bonds	—	269,741,137	—	269,741,137
Mutual Funds	553,037,383	—	—	553,037,383
Total	$5,884,407,022	$3,417,290,894	$—	$9,301,697,916
Other Financial Instruments
Futures Contracts – Assets	$829,130	$—	$—	$829,130
Futures Contracts – Liabilities	(1,279,074)	—	—	(1,279,074)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$589,409,208	$311,386,657	$347,758,482	$—	$—	$553,037,383
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77,106	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.